Convertible Preferred Shares	12 Months Ended
Dec. 31, 2014
Convertible Preferred Shares
Convertible Preferred Shares

8. Convertible Preferred Shares

In August 2008, the Company entered into an agreement with Gobi Fund II L.P. (“Gobi”) and issued 20,000,000 Series A Convertible Preferred Shares (“Series A Preferred Shares”) at the purchase price of US$0.10 (RMB0.68) per share for a total consideration of US$2,000,000 (RMB13,660,360) in cash.

In December 2009, the Company entered into a series of agreements with DCM V, L.P., DCM Affiliates Fund V, L.P. ( “DCM”) and Gobi and issued 21,564,115 Series B Convertible Preferred Shares (“Series B Preferred Shares”) at the purchase price of US$0.3478 (RMB2.37) per share for a total consideration of US$7,500,000 (RMB51,211,500) in cash.

In March 2011, the Company entered into a series of agreements with four institutional investors and issued 25,782,056 Series C Convertible Preferred Shares (“Series C Preferred Shares”) at the purchase price of US$1.7454 (RMB11.45) per share for a total consideration of US$45,000,000 (RMB295,183,500) in cash.

In August 2013, the Company entered into an agreement with Esta Investments Pte Ltd (“Esta”) and issued 18,142,893 Series D Convertible Preferred Shares (“Series D Preferred Shares”) at the purchase price of US$2.7559 (RMB16.99) per share for a total consideration of US$50,000,000 (RMB308,328,500) in cash. Series A Preferred Shares, Series B Preferred Shares, Series C Preferred Shares and Series D Preferred Shares are collectively referred to as “Convertible Preferred Shares.”

Accounting for Convertible Preferred Shares

The Convertible Preferred Shares are redeemable upon a liquidation event, including a deemed liquidation event (e.g., change in control), and as such are presented as mezzanine equity on the consolidated balance sheets. In accordance with ASC 480-10-S99, each issuance of the Convertible Preferred Shares should be recognized at the respective issue price at the date of issuance net of issuance costs. The issuance costs for Series A, Series B, Series C, and Series D Preferred Shares were US$26,755 (RMB182,576), US$340,000 (RMB2,321,384), US$755,000 (RMB4,927,809), and US$335,123 (RMB2,059,507), respectively. Since the Convertible Preferred Shares are not redeemable until the occurrence of a liquidation event, no subsequent accretion to the respective redemption values is necessary until it is probable a liquidation event is to occur. To-date, no liquidation or deemed liquidation events have occurred or are probable. Accordingly there have been no accretive costs to the convertible preferred shares have been recorded for the periods presented.

The preferred shareholders have the ability to convert the Convertible Preferred Shares into the Company’s ordinary shares at any time, at the option of the holder, on a one to one share basis. Upon the occurrence of certain events, the conversion ratio may be subsequently adjusted. The Company evaluated the embedded conversion option in the Convertible Preferred Shares to determine if there were any embedded derivatives requiring bifurcation. The conversion options of the Convertible Preferred Shares do not qualify for bifurcation accounting because the underlying ordinary shares are not publicly traded nor are they readily convertible into cash. There are no other embedded derivatives that are required to be bifurcated. As the Convertible Preferred Shares are convertible at any time at the option of the holder and the embedded conversion options are not bifurcated, the Convertible Preferred Shares were further evaluated to determine if there were any Beneficial Conversion Features (“BCF”). BCFs exist when the accounting conversion price of the Convertible Preferred Shares is lower than the fair value of the Company’s ordinary shares at the commitment date. The Company has determined that there was no BCF attributable to any of the Convertible Preferred Shares because the initial accounting conversion prices were higher than the fair value of the Company’s ordinary shares determined. The fair value of the Company’s ordinary shares on the commitment date was estimated by the Company with the assistance of an independent valuation firm. The Company will continue to assess any potential BCF which could result from potential changes in conversion price upon the occurrence of certain events. There have been no events that would trigger an adjustment to the conversion prices of the Convertible Preferred Shares.

The Company assesses whether an amendment to the terms of its convertible preferred shares is an extinguishment or a modification using the fair value model. When convertible preferred shares are extinguished, the difference between the fair value of the consideration transferred to the convertible preferred shareholders and the carrying amount of the convertible preferred shares (net of issuance costs) is treated as deemed dividends to the preferred shareholders. The Company considers that a significant change in fair value after the change of the terms to be substantive and thus triggers extinguishment. A change in fair value which is not significant immediately after the change of the terms is considered non-substantive and thus is subject to modification accounting.

Repurchases and Redesignations of Series A Preferred Shares

In March 2011, the Company repurchased 2,864,673 Series A Preferred Shares from Gobi at US$1.7454 (RMB11.45) per share for an aggregate price of US$5,000,000 (RMB32,809,002) (“Repurchase”). The Company accounted for the Repurchase as an extinguishment of the Series A Preferred Shares repurchased and recorded an increase of accumulated deficit based on the difference between the US$5,000,000 (RMB32,809,002) paid and the carrying amount of such Series A Preferred Shares of RMB1,879,741.

In August 2013, the Company negotiated with Esta for the issuance of 18,142,893 Series D preferred shares for a total consideration of US$50,000,000 (RMB308,328,500), of which the fair value per share was US$2.7559 (RMB16.99). The Company also noted it needed to complete certain legal administrative procedures related to the cancellation of the Series A Preferred Shares from the Repurchase in 2011. Consequently, the Company decided to fulfill the requirement in conjunction with the issuance of Series D through the following transactions entered at the same time and in contemplation of each other: (1) the Company issued 15,278,220 Series D Preferred Shares directly to Esta for US$45,000,000 (RMB277,605,000); (2) the Company reissued 2,864,673 Series A Preferred Shares repurchased from Gobi and redesignated such shares into Series D Preferred Shares on a one-for-one basis for US$5,000,000 (RMB30,723,500); (3) Gobi then sold these Series D Preferred Shares to Esta for US$5,000,000 (RMB30,723,500); and ; (4) Gobi paid the US$5,000,000 (RMB30,723,500) received from Esta to the Company. The value of the redesignation described in transaction 2 was compensated by Esta through the premium from issuance described in transaction 1.

Even though the Company and Gobi exchanged Series A Preferred Shares and cash, such exchange was based on terms identical to those from the 2011 Repurchase, and by design, neither the Company nor Gobi gave away or received any additional value in these transactions. In substance, the transactions were entered to issue a total of 18,142,893 Series D preferred shares to Esta for US$50,000,000 (RMB308,328,500), and the Company received the full fair value of all Series D Preferred Shares issued to Esta. Consequently, the Company had accounted for the transactions as such.

Also in August 2013, the Company redesignated 3,628,579 Series A Preferred Shares held by Gobi into Series D Preferred Shares, and Gobi then transferred 1,297,765 Series D Preferred Shares, 31,666 Series D Preferred Shares and 2,299,148 Series D Preferred Shares to DCM V, L.P., DCM Affiliates Fund V, L.P. and DCM Hybrid RMB Fund, L.P., respectively, at the purchase price of US$2.7559 (RMB16.99) per share for a total consideration of US$10,000,000 (RMB61,666,000) in cash. The Company did not receive any proceeds for the transfer between Gobi and DCM, nor did the Company receive any consideration for the redesignation for the shares transferred between Gobi and DCM. Such redesignation, in substance, is the same as a repurchase of Series A Preferred Shares from Gobi and a separate issuance of Series D Preferred Shares to DCM and DCM Hybrid RMB Fund, L.P.. The Company accounted for such redesignation as an extinguishment of 3,628,579 Series A Preferred Shares repurchased and recorded an increase in accumulated deficit based on the difference between the fair value of the consideration transferred to Gobi (i.e., fair value of Series D Preferred Shares) and the carrying amount of such Series A Preferred Shares.

The difference between the Series A Preferred Shares and the Series D Preferred Shares amount is recorded as deemed dividends and an increase to accumulated deficit in the year ended December 31, 2013, as this redesignation is accounted for as an extinguishment of Series A Preferred Shares.

Terms of the Convertible Preferred Shares

Key terms of the Convertible Preferred Shares are summarized as follows:

a. Dividends

The holders of the Series B, Series C and Series D Preferred Shares are entitled to receive dividends at the rate of 8% of the original Preferred Share issue price per annum, when and if declared by the Board of Directors of the Company, prior and in preference to the Series A Preferred Shares holders, ordinary shareholders or any other class of shareholders on an as-converted basis. The dividend of the Convertible Preferred Shares shall be non-cumulative.

The holders of the Convertible Preferred Shares are also entitled to receive any other dividend, when and if declared by the Board on an as-converted basis.

b. Liquidation preference

Upon the occurrence of any liquidation or deemed liquidation, the holders of the Series A, Series B, Series C, and Series D Preferred Shares shall be entitled to receive, before any distribution or payment to the holders of the ordinary shares of the Company, an amount equal to 150% of their original issue price for Series A Preferred Shares, 100% of their original issue price for Series B Preferred Shares, 100% of their original issue price for Series C Preferred Shares and 100% of their original issue price for Series D Preferred Shares, respectively, as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions, plus all declared and unpaid dividends.

If the assets and funds distributed among the holders are insufficient to permit the payment of the full preferential amounts, then the holders of Series D Preferred Shares shall be entitled to be paid first out of the assets of the Company available for distribution among the Shareholders, prior and in preference to any payment on all other series of preferred shares and ordinary shares, followed in sequence by Series C Preferred Shares, Series B Preferred Shares, and Series A Preferred Shares.

After payment of the full preferential amounts, the remaining assets of the Company available for distribution shall be distributed ratably among the holders of Series A, Series B, Series C and Series D Preferred Shares and ordinary shares in proportion to the number of outstanding shares held by each such holder on an as converted basis.

The liquidation preference described above ceased to exist upon the completion of the Company’s IPO on May 9, 2014.

c. Redemption

All Convertible Preferred Shares are redeemable only upon a liquidation event or deemed liquidation events (e.g., change in control), as defined in the Memorandum and Articles of Association.

d. Conversion

The Convertible Preferred Shares are convertible, at the option of the holders, into the Company’s ordinary shares at an initial conversion ratio of 1:1 at any time after the original issuance date. In the event that the Company issues additional ordinary shares at a price lower than the then-applicable conversion price for the Preferred Shares, the conversion price of the Convertible Preferred Shares shall be adjusted. The conversion prices are also subject to adjustments upon certain dilution events. In addition, the Convertible Preferred Shares are automatically convertible into such number of ordinary shares of the Company as shall be determined by reference to the then effective and applicable conversion ratio upon the earlier of (i) the closing of a Qualified Initial Public Offering as defined in the Memorandum and Articles of Association, or (ii) the date specified by written consent or agreement of holders of a majority of the outstanding Series A, a majority of the outstanding Series B, 80% of the outstanding Series C and a majority of the outstanding Series D Preferred Shares, each voting as a separate class.

On April 28, 2014, the Company’s board and shareholders resolved that the Qualified Initial Public Offering (“QIPO”) requirements as stated in the Company’s Memorandum and Articles of Association were waived; and in the event that the public offering price per ADS is below US$10.00, immediately prior to completion of the Company’s initial public offering, all of the Company’s outstanding Series D preferred shares will be automatically converted into and designated as Class B ordinary shares as calculated as follows: US$60,000,000 (RMB363,222,000) divided by 80% of the initial public offering price per ADS, and then multiplied by the ADS-to-Class-A-ordinary-share ratio (each ADS represents three Class A ordinary shares). This was a modification to the existing conversion rights of Series D preferred shares, where the initial conversion ratio from preferred shares to ordinary shares was 1:1 upon the closing of a QIPO.

Upon the completion of the Group’s IPO on May 9, 2014, Series A, B and C Preferred Shares were converted into Class B ordinary shares on a one-to-one basis, while 21,771,472 shares of Series D Preferred Shares were converted into 25,000,000 shares of Class B ordinary shares. Concurrently, RMB15,605,908 (US$2,506,168) was recorded as deemed dividends to the Series D preferred shareholders.

e. Voting rights

The Convertible Preferred Shares have voting rights equivalent to the number of ordinary shares into which they are convertible to. The holders of the Convertible Preferred Shares also have certain veto rights including, but not limited to, any increase or decrease in the total number of directors and change of board composition, appointment or removal of senior management, approval of business plan and operating budget, dividend declaration, any merger, split, reorganization or consolidation.